Income Taxes (Details) - Schedule of deferred liability - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Liability [Abstract]
Advance payment for professional service	$ 15,221
Deferred tax liability	$ 15,221